INCOME TAXES (Details) (10-K) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
United States [Abstract]
Net operating loss carryforwards					$ 41,374,000	$ 42,008,000
Gain on sale of membership interests in Nutra SA					374,000	374,000
Stock options and warrants					1,144,000	3,000,000
Intangible assets					960,000	577,000
Property					5,651,000	4,372,000
Capitalized expenses					715,000	1,217,000
Convertible debt					(399,000)	0
Other					86,000	283,000
Deferred tax assets					49,905,000	51,831,000
Less: Valuation allowance					(49,905,000)	(51,831,000)
Net deferred tax assets					0	0
Brazil [Abstract]
Intangible assets					(490,000)	(904,000)
Property					(2,165,000)	(2,927,000)
Net operating loss carryforwards					960,000	14,000
Other					255,000	209,000
Net deferred tax liabilities					(1,440,000)	(3,608,000)
Net deferred tax liabilities					(1,440,000)	(3,608,000)
Deferred tax asset - current					234,000	159,000
Deferred tax liability - long-term	(93,000)		(93,000)		(1,674,000)	(3,767,000)
Change in valuation allowance					1,900,000	1,300,000
Change in net operating loss and other deferred changes					1,700,000	3,400,000
Impact of adjustments to capitalized expenses and stock option compensation					2,100,000
Impact for adjustment of net operating loss carryforwards to the returns filed						1,700,000
Loss before income taxes [Abstract]
Foreign					(5,051,000)	(2,277,000)
Domestic					(8,020,000)	(8,943,000)
Loss before income taxes					(13,071,000)	(11,220,000)
Foreign deferred tax benefit					1,900,000	300,000
U.S. tax provision or benefit					0	0
Federal statutory income tax rate (in hundredths)					34.00%	34.00%
Income Tax Reconciliation [Abstract]
Income tax benefit at federal statutory rate					(4,444,000)	(3,815,000)
Increase (decrease) resulting from:
State tax benefit, net of federal tax effect					(251,000)	(347,000)
Change in valuation allowance					(1,926,000)	1,313,000
Adjustment to U.S. net operating losses					0	1,694,000
Adjustment to capitalized costs deferred balances					443,000	0
Adjustment to stock option compensation deferred balances					1,602,000	0
Reduction in deferred balances for forfeited, expired or cancelled options					602,000	0
Expiration of U.S. net operating losses					1,460,000	115,000
Nontaxable fair value adjustment					(1,843,000)	(113,000)
Nondeductible convertible debt issuance expenses					2,285,000	0
Impact of state rate changes					0	437,000
Nondeductible expenses					10,000	18,000
Foreign taxes					6,000	(6,000)
Adjustments to Brazil deferred balances					(222,000)	429,000
Adjustments to U.S. deferred balances					343,000	(70,000)
Income tax benefit	(636,000)	(194,000)	(1,717,000)	(1,105,000)	(1,935,000)	(345,000)
Federal [Member]
Deferred Tax Assets (Liabilities) [Line Items]
Net operating loss carryforwards					110,700,000
Operating loss carryforwards, expiration dates					from 2018 through 2032
State [Member]
Deferred Tax Assets (Liabilities) [Line Items]
Net operating loss carryforwards					70,300,000
Operating loss carryforwards, expiration dates					from 2013 through 2032
Brazil [Member]
Deferred Tax Assets (Liabilities) [Line Items]
Net operating loss carryforwards					$ 2,800,000